Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
OvaScience, Inc., incorporated on April 5, 2011 as a Delaware corporation, is a company focused on the development of new treatment options for women and couples struggling with infertility. Each OvaScience treatment is based on the company’s proprietary technology platform that leverages the discovery of egg precursor, or EggPCSM, cells. As used in these consolidated financial statements, the terms “OvaScience,” “the Company,” “we,” “us,” and “our” refer to the business of OvaScience, Inc. and its wholly owned subsidiaries. Our operations to date have been limited to organizing and staffing our company, business planning, raising capital, acquiring and developing our technology, identifying potential fertility treatments, developing the OvaPrimeSM treatment, the OvaTureSM treatment and the AUGMENTSM treatment, introducing AUGMENT in select international in vitro fertilization ("IVF") clinics and determining the regulatory and development path for our fertility treatments. We have generated limited revenues to date, and do not anticipate significant revenues in the near term. On June 21, 2017, we announced that we would continue to focus on advancing OvaPrime in clinical development and OvaTure in preclinical development and would discontinue ongoing efforts related to the AUGMENT treatment outside of North America. To better align our organization with these strategic priorities, we restructured our workforce and reduced our workforce by approximately 50%. On January 3, 2018, we announced a further restructuring of our organization and a workforce reduction of approximately 50%. On May 3, 2018, we announced that our board of directors had approved a corporate restructuring plan furthering its on-going efforts to effectively align Company resources. In connection with the restructuring plan, we reduced our workforce by approximately 50%, with the majority of the reduction in personnel completed by June 30, 2018. On August 8, 2018, we entered into a definitive agreement with Millendo Therapeutics, Inc. ("Millendo") under which Millendo will merge with OvaScience in an all-stock transaction (Note 11).
     We are subject to a number of risks similar to other life science companies, including, but not limited to, risks associated with clinical and preclinical development, the need to develop and obtain marketing approval for certain of our fertility treatments, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of our fertility treatments and protection of proprietary technology, and the outcome of our exploration of strategic alternatives. If we do not successfully develop and commercialize any of our fertility treatments, we will be unable to generate treatment revenue or achieve profitability. As of June 30, 2018, we had an accumulated deficit of approximately $316.6 million.
Liquidity
We have incurred annual net operating losses in each year since our inception. We have generated limited treatment revenues related to our primary business purpose and have financed our operations primarily through private placements of our preferred stock, which was subsequently converted to common stock, and public sales of our common stock and interest income earned on cash, cash equivalents, and short-term investments balances.
 We have devoted substantially all of our financial resources and efforts to the research and development of our OvaPrime and OvaTure fertility treatments and the introduction of AUGMENT in select international IVF clinics. We expect to continue to incur operating losses for the next several years.
We believe that our cash, cash equivalents and short-term investments of $53.6 million at June 30, 2018, will be sufficient to fund our current operating plan for at least the next 12 months from the date of filing this Form 10-Q. There can be no assurances, however, that the current operating plan will be achieved or that additional funding, if needed, will be available on terms acceptable to us, or at all.

Organization
OvaScience, Inc., incorporated on April 5, 2011 as a Delaware corporation, is a global fertility company developing proprietary potential treatments for female fertility based on scientific discoveries about the existence of egg precursor, or EggPCSM, cells. As used in these consolidated financial statements, the terms “OvaScience,” “the Company,” “we,” “us,” and “our” refer to the business of OvaScience, Inc. and its wholly owned subsidiaries. Our operations to date have been limited to organizing and staffing our company, business planning, raising capital, acquiring and developing our technology, identifying potential fertility treatments, developing the OvaPrimeSM treatment, the OvaTureSM treatment and the AUGMENTSM treatment, introducing AUGMENT in select international in vitro fertilization ("IVF") clinics and determining the regulatory and development path for our fertility treatments. We have generated limited revenues to date, and do not anticipate significant revenues in the near term. On June 21, 2017, we announced that we will continue to focus on advancing OvaPrime in clinical development and OvaTure in preclinical development and will discontinue ongoing efforts related to the AUGMENT treatment outside of North America. To better align our organization with these strategic priorities, we restructured our workforce and reduced our workforce by approximately 50%. On January 3, 2018, we announced we will further restructure our organization and will reduce our workforce by approximately 50% in order to execute our corporate strategy more efficiently with a leaner and more nimble organization.
We are subject to a number of risks similar to other life science companies, including, but not limited to, the need to obtain adequate additional funding, risks associated with clinical and preclinical development, the need to develop and obtain marketing approval for certain of our fertility treatments, competitors developing new technological innovations, the need to successfully commercialize and gain market acceptance of our fertility treatments and protection of proprietary technology. If we do not successfully develop and commercialize any of our fertility treatments, we will be unable to generate treatment revenue or achieve profitability.  As of December 31, 2017 we had an accumulated deficit of approximately $301.5 million.
Liquidity
We have incurred annual net operating losses in each year since our inception. We have generated limited treatment revenues related to our primary business purpose and have financed our operations primarily through private placements of our preferred stock, which was subsequently converted to common stock, and public sales of our common stock and interest income earned on cash, cash equivalents, and short-term investments balances.
We have devoted substantially all of our financial resources and efforts to the research and development of our OvaPrime and OvaTure fertility treatments and the introduction of AUGMENT in select international IVF clinics. We expect to continue to incur significant expenses related to the research and development of OvaPrime and OvaTure and incur operating losses for the next several years.
We believe that our cash and cash equivalents and short-term investments of approximately $67.2 million at December 31, 2017, will be sufficient to fund our current operating plan for at least the next 12 months. There can be no assurances, however, that the current operating plan will be achieved or that additional funding, if needed, will be available on terms acceptable to us, or at all.